LORD ABBETT BLEND TRUST
90 Hudson Street
Jersey City, New Jersey 07302-3973

December 4, 2003


VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:             Lord Abbett Blend Trust
On behalf of:   Lord Abbett Small-Cap Blend Fund
SEC File Nos.:  333-60304 and 811-10371
CIK No.:        0001139819


Dear Commission:

In accordance with the requirements of 497(j) under the Securities Act of 1933, as amended, and the requirements of the current EDGAR Filer Manual and Regulation S-T under the Securities Act, please be advised that there are no changes to the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No.3 to the Registrant's Registration Statement on Form N-1A filed pursuant to Rule 485 (b) with the Securities and Exchange Commission on November 25, 2003. Please contact the undersigned at (201) 395-2552 if you have any questions or comments.

Very truly yours,


/s/ KATHRYN HAYES
Kathryn Hayes
Legal Assistant